Schedule of Assets (Held at End of Year) - Schedule of Assets (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	INVESTMENT AND RETIREMENT PLAN
Entity Tax Identification Number	27-1754839
EBP, Plan Number	002
Notes receivable from participants	$ 29,399
Total assets held for investment purposes	2,783,379
Investment, Identifier [Axis]: BNSF 401(k) Plans Master Trust, Investment in Master Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 2,753,980
EBP, Investment, Issuer Name [Extensible Enumeration]	BNSF 401(k) Plans Master Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Employee benefit plan participant loan, years of maturity	1 year
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%
Employee benefit plan participant loan, years of maturity	15 years